REVENUE	12 Months Ended
Jun. 30, 2021
Revenue [Abstract]
REVENUE
4

REVENUE
ACCOUNTING POLICIES
Revenue comprises

the sale

of gold

bullion and

silver bullion

(produced as

a by-product).

Revenue is

measured based

on the
consideration specified in a

contract with the

customer, which is based on the

London Bullion Market fixing

price on the date

when
the Group transfers control over the goods to the customer.

The Group recognises revenue at a point in time when Rand Refinery, acting as an agent for the sale of all gold produced by the
Group, delivers the Gold to the buyer and the sales price is fixed, as evidenced by the certificate of sale. It is at this point that the
revenue can

be measured

reliably and

the recovery

of the

consideration is

probable. Rand

Refinery is

contractually obliged

to
make payment to

the Group within

two business days

after the sale

of the gold

and silver and

therefore no significant

financing
component exists.
Amounts in R million 2021 2020 2019
Gold revenue 5,263.8 4,179.3 2,758.8
Silver revenue 5.2 5.7 3.3
Total

revenue
5,269.0 4,185.0 2,762.1
A disaggregation of revenue by operating segment is presented in note 23 OPERATING SEGMENTS.
MARKET RISK
Commodity price sensitivity
The Group's profitability

and the cash

flows are significantly affected

by changes in

the market price of

gold which is sold

in US
Dollars. The Group

did not enter into

forward sales of gold

production, derivatives or other

hedging arrangements to establish

a
commodity price in advance for the sale of future gold production during the year.
A change of 20
% in the average US Dollar gold price received during the financial year would have increased/(decreased) equity
and profit/(loss)

by the

amounts shown

below.

This analysis

assumes that

all other

variables remain

constant and

specifically
excludes the impact on income tax.
Amounts in R million 2021 2020 2019
20 % increase in the US Dollar gold price 1,053.8 837.0 552.4
20 % decrease in the US Dollar gold price (1,053.8) (837.0) (552.4)
Exchange rate sensitivity
The Group's profitability and the cash flows

are significantly affected by changes in the Rand

to the US Dollar exchange rate. The
Group did not enter into forward sales of US Dollars, derivatives or other hedging arrangements to establish an exchange rate in advance for the sale of US Dollars to be received in the future.
A

change

of
20
%

in

the

average

Rand

to

US

Dollar

exchange

rate

received

during

the

financial

year

would

have
increased/(decreased) equity and profit/(loss)

by the amounts shown

below. This analysis assumes that

all other variables

remain
constant and specifically excludes the impact on income tax.
Amounts in R million 2021 2020 2019
20 % increase in the Rand to US Dollar exchange rate 1,053.8 837.0 552.4
20 % decrease in the Rand to US Dollar exchange rate (1,053.8) (837.0) (552.4)